EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

18.EMPLOYEE BENEFIT PLANS

a.    Defined Benefit Plans

The Group maintains a German pension plan after the completion of the acquisition of DH.

As of December 31, 2023 and 2024, accumulated benefit obligation net of plan assets recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2023	2024
Salary and welfare payables	12	9
Retirement benefit obligation	124	111
Liability in the balance sheet	136	120

b.    Defined Contribution Plans

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB645, RMB699 and RMB835 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group has no ongoing obligation to its employees subsequent to its contribution to the PRC plan.

Furthermore, the Group pays contribution to governmental and private pension insurance organizations based on legal regulations in some countries out of China. The contributions are recognized as expense and amount RMB74, RMB90 and RMB108 for the years ended December 31, 2022, 2023 and 2024.